Other Net Income (Table)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income [Abstract]
Summary of other net income

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Government grants	19,658	14,399	14,132
Net (loss)/gain on disposal of non-current assets	(950)	(1,087)	1,013
Others	588	2,438	1,346

	19,296	15,750	16,491